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[AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.


   February 11, 2008


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:   AIM Variable Insurance Funds
         CIK No. 0000896435

   Ladies and Gentlemen:

   On behalf of AIM Variable Insurance Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment
   No. 34 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment is being filed to incorporate new disclosure as result of the AIM Funds' complex wide proxy.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1697.

   Very truly yours,

   /s/ MARGARET GALLARDO-CORTEZ

   Margaret Gallardo-Cortez
   Counsel

A Member of the AMVESCAP Group